Property, Plant and Equipment	12 Months Ended
Dec. 31, 2023
Property, Plant and Equipment [Abstract]
Property, Plant and Equipment
17.	PROPERTY, PLANT AND EQUIPMENT

	Hotel property	Furniture and fixtures	Computer equipment	Right-of- use assets	Total
	US$	US$	US$	US$	US$
Cost:
As of January 1, 2021	—	1	540	—	541
Exchange realignment	—	—	(3)	—	(3)

As of December 31, 2021	—	1	537	—	538
Additions	—	—	2	—	2
Additions from acquisition of subsidiaries	—	—	18	—	18
Disposal of subsidiaries	—	(1)	(537)	—	(538)

As of December 31, 2022	—	—	20	—	20
Additions	15	—	57	219	291
Additions from acquisition of subsidiaries (Note 33(a))	135,592	—	79	254	135,925
Disposal of subsidiaries	(63,444)	—	(7)	—	(63,451)
Exchange realignment	(1,614)	—	1	19	(1,594)

As of December 31, 2023	70,549	—	150	492	71,191

Accumulated depreciation:
As of January 1, 2021	—	(1)	(530)	—	(531)
Charge for the year	—	—	(6)	—	(6)
Exchange realignment	—	—	8	—	8

As of December 31, 2021	—	(1)	(528)	—	(529)
Charge for the year	—	—	(12)	—	(12)
Disposal of subsidiaries	—	1	532	—	533

	Hotel property	Furniture and fixtures	Computer equipment	Right-of- use assets	Total
	US$	US$	US$	US$	US$
At December 31, 2022 and January 1, 2023	—	—	(8)	—	(8)
Charge for the year	(1,621)	—	(25)	(120)	(1,766)
Disposal of subsidiaries	623	—	5	—	628
Exchange realignment	11	—	—	(2)	9

As of December 31, 2023	(987)	—	(28)	(122)	(1,137)

Carrying amount:
As of December 31, 2021	—	—	9	—	9

As of December 31, 2022	—	—	12	—	12

As of December 31, 2023	69,562	—	122	370	70,054

A hotel property of US$69,562 was pledged for a bank borrowing (note 22) as of December 31, 2023.
As of December 31, 2023, the Group leases commercial premises for its operations. Lease contracts are entered into for fixed term of three years.
In determining the lease term and assessing the length of the non-cancellable
period, the Group applies the definition of a contract and determines the period for which the contract is enforceable.
In addition, lease liabilities of US$382 are
recognized
with related
right-of-use
assets of US$370 as of December 31, 2023. The lease agreements do not impose any covenants other than the security interests in the leased assets that are held by the lessor. Leased assets may not be used as security for borrowing purposes.